--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------


T. Rowe Price



Personal Strategy
Growth Fund

------------
May 31, 1997
------------

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                  Year                 7/29/94
                                                 Ended                 through
                                               5/31/97     5/31/96     5/31/95

NET ASSET VALUE
Beginning of period                           $  13.69    $  11.44    $  10.00
                                              ..................................
Investment activities
  Net investment income                           0.27*       0.30*       0.25*
  Net realized and unrealized gain (loss)         2.37        2.29        1.30
                                              ..................................
  Total from investment activities                2.64        2.59        1.55
                                              ..................................
Distributions
  Net investment income                          (0.24)      (0.27)      (0.11)
  Net realized gain                              (0.89)      (0.07)          -
                                              ..................................
  Total distributions                            (1.13)      (0.34)      (0.11)
                                              ..................................
NET ASSET VALUE
End of period                                 $  15.20    $  13.69    $  11.44
                                              ----------------------------------
Ratios/Supplemental Data

Total return                                     19.89%*     22.83%*     15.65%*
 ................................................................................
Ratio of expenses to
average net assets                                1.10%*      1.10%*      1.10%+*
 ................................................................................
Ratio of net investment
income to average
net assets                                        2.24%*      2.27%*      2.76%+*
 ................................................................................
Portfolio turnover rate                           39.6%       39.5%       25.7%+
 ................................................................................
Average commission rate paid                   $ 0.0378    $ 0.0441           -
 ................................................................................
Net assets, end of period (in thousands)       $ 67,552    $ 24,954    $ 10,748
 ................................................................................


* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/98.
+  Annualized.


The accompanying notes are an integral part of these financial statements.

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

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                                                                 May 31, 1997


-----------------------
Statement of Net Assets                              Shares/Par         Value
-------------------------------------------------------------------------------
                                                                 In thousands
Common Stocks  77.1%

FINANCIAL  15.0%

Bank and Trust  7.0%

Abbey National (GBP)                                     12,000   $       173
 ...............................................................................
ABN Amro Holdings (NLG)                                   6,400           118
 ...............................................................................
Air Liquide (L) (FRF)                                       730           112
 ...............................................................................
Australia & New Zealand Banking ADR                       1,200            41
 ...............................................................................
BANC ONE                                                  3,600           156
 ...............................................................................
Banca Commerciale Italiana (ITL)                         27,000            53
 ...............................................................................
Banco de Bilbao Vizcaya ADR                               1,500           106
 ...............................................................................
Banco Frances del Rio ADR                                 2,300            76
 ...............................................................................
Bank Boston                                               1,700           124
 ...............................................................................
Barclay's (GBP)                                          12,000           233
 ...............................................................................
Chase Manhattan                                           3,700           350
 ...............................................................................
Citicorp                                                  1,700           194
 ...............................................................................
Deutsche Bank (DEM)                                       1,700            95
 ...............................................................................
Development Bank of Singapore (SGD)                       5,000            63
 ...............................................................................
Dresdner Bank AG (DEM)                                    2,200            77
 ...............................................................................
Great Western Financial                                  10,000           485
 ...............................................................................
HSBC Holdings (GBP)                                      12,100           375
 ...............................................................................
J. P. Morgan                                              1,430           154
 ...............................................................................
KeyCorp                                                   1,750            95
 ...............................................................................
Kredietbank (BEF)                                           200            82
 ...............................................................................
Mellon Bank                                               4,550           398
 ...............................................................................
National City                                             3,000           155
 ...............................................................................
NationsBank                                               2,200           130
 ...............................................................................
Norwest                                                   4,600           246
 ...............................................................................
Overseas Chinese Bank (SGD)                               6,000            75
 ...............................................................................
Schweizerischer Bankverein (CHF) *                          400            96
 ...............................................................................
Societe Generale (FRF)                                    1,100           122
 ...............................................................................
Societe Generale de Belgique (BEF)                          500            46
 ...............................................................................
Svenska Handelsbank (SEK)                                 2,000            54
 ...............................................................................
Union Bank of Switzerland (CHF)                             100           110
 ...............................................................................
Wells Fargo                                                 400           105
 ...............................................................................
Westpac Bank (AUD)                                        9,000            49
 ...............................................................................
                                                                        4,748
                                                                  .............

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

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Insurance  3.9%

ACE Limited                                               3,900   $        250
 ................................................................................
American General                                          4,000            177
 ................................................................................
American International Group                              1,000            135
 ................................................................................
CKAG Colonia Konzern (DEM)                                1,000             97
 ................................................................................
EXEL                                                      2,300            102
 ................................................................................
Mid Ocean Limited                                         3,300            150
 ................................................................................
St. Paul Companies                                        8,800            630
 ................................................................................
Travelers Property Casualty (Class A)                    15,200            585
 ................................................................................
UNUM                                                      3,100            245
 ................................................................................
Willis-Corroon ADR                                       19,900            224
 ................................................................................
                                                                         2,595
                                                                  ..............
Financial Services  4.1%

American Express                                          4,800            334
 ................................................................................
AXA (FRF)                                                 1,900            114
 ................................................................................
DCB Holdings (MYR)
 ................................................................................
Fannie Mae                                                7,100            310
 ................................................................................
Freddie Mac                                               9,200            304
 ................................................................................
Green Tree Financial                                      2,600             91
 ................................................................................
H&R Block                                                18,400            607
 ................................................................................
Hartford Life  (Class A) *                                  700             23
 ................................................................................
Household International                                   1,000             98
 ................................................................................
ING Groep (NLG)                                           3,050            135
 ................................................................................
Mercury Finance                                          20,000             52
 ................................................................................
Money Store                                               4,800            123
 ................................................................................
Pearson (GBP)                                             6,000             71
 ................................................................................
Sallie Mae                                                1,550            188
 ................................................................................
Travelers Group                                           4,766            261
 ................................................................................
                                                                         2,750
                                                                  ..............
Total Financial                                                         10,093
                                                                  ..............
UTILITIES  5.4%

Telephone Services  3.4%

ALLTEL                                                    2,700             89
 ................................................................................
AT&T                                                     11,850            437
 ................................................................................
BellSouth                                                 5,000            227
 ................................................................................
British Telecommunications ADR                            1,900            139
 ................................................................................
Compania de Telecommunicaciones de Chile ADR                850             29
 ................................................................................

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

                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

Frontier                                                15,000     $       276
 ................................................................................
Hong Kong Telecommunications ADR                         2,232              51
 ................................................................................
SBC Communications                                       9,800             573
 ................................................................................
Sprint                                                   1,200              59
 ................................................................................
Telecom Corp. of New Zealand ADR                         1,600              61
 ................................................................................
Telecom Italia (ITL)                                    35,000              96
 ................................................................................
Telecom Italia Mobile (ITL)                             15,000              44
 ................................................................................
Telefonica de Espana ADR                                 1,600             140
 ................................................................................
Telekom Malaysia (MYR)                                   5,000              37
 ................................................................................
Telmex ADR                                               1,800              80
 ................................................................................
                                                                         2,338
                                                                   .............
Electric Utilities  2.0%

Centerior Energy                                        11,500             124
 ................................................................................
Electrabel (BEF)                                           300              67
 ................................................................................
Empresa Nacional de Electricidad Chile ADR               1,000              22
 ................................................................................
Empresa Nacional de Electricidad ADR                     1,000              78
 ................................................................................
Entergy                                                  2,700              71
 ................................................................................
Hong Kong Electric (HKD)                                16,000              58
 ................................................................................
Niagara Mohawk *                                        12,000             105
 ................................................................................
Ohio Edison                                             10,000             212
 ................................................................................
PECO Energy                                              8,000             152
 ................................................................................
Texas Utilities                                          1,600              55
 ................................................................................
Unicom                                                  11,000             250
 ................................................................................
Veba (DEM)                                               2,400             136
 ................................................................................
                                                                         1,330
                                                                   .............
Total Utilities                                                          3,668
                                                                   .............


CONSUMER NONDURABLES  15.6%

Cosmetics  0.8%
Gillette                                                   700              62
 ................................................................................
Intl Flavors & Fragrances                                6,000             266
 ................................................................................
Kao (JPY)                                               13,000             177
 ................................................................................
                                                                           505
                                                                   .............
Beverages  0.8%

Coca-Cola                                                  600              41
 ................................................................................
LVMH (FRF)                                                 300              73
 ................................................................................
PepsiCo                                                 12,300             452
 ................................................................................
                                                                           566
                                                                   .............


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


                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

Food Processing  3.0%
 ................................................................................
Cadbury Schweppes (GBP)                                    900     $         8
 ................................................................................
Cadbury Schweppes ADR                                    2,000              72
 ................................................................................
CPC International                                        3,000             258
 ................................................................................
CSM (NLG)                                                2,000             102
 ................................................................................
Danisco (DKK)                                            1,800             107
 ................................................................................
Eridania Beghin-Say (FRF)                                  800             112
 ................................................................................
General Mills                                            2,460             156
 ................................................................................
Heinz                                                    5,200             224
 ................................................................................
Interstate Bakeries                                      1,600              86
 ................................................................................
McCormick                                                8,200             214
 ................................................................................
Nabisco Holdings (Class A)                               2,200              87
 ................................................................................
Nestle (CHF)                                               100             124
 ................................................................................
Ralston Purina                                           2,400             205
 ................................................................................
Sara Lee                                                 7,300             298
 ................................................................................
                                                                         2,053
                                                                   .............

Hospital Supplies/Hospital Management  1.2%

Baxter International                                     1,700              90
 ................................................................................
Boston Scientific *                                      2,300             123
 ................................................................................
Columbia/HCA Healthcare                                  4,400             161
 ................................................................................
HealthSouth *                                            4,700             107
 ................................................................................
Medtronic                                                1,900             141
 ................................................................................
Quest Diagnostics *                                        787              15
 ................................................................................
Vencor *                                                 4,400             179
 ................................................................................
                                                                           816
                                                                   .............
Pharmaceuticals  4.7%

American Home Products                                   4,580             349
 ................................................................................
Amgen                                                    1,400              94
 ................................................................................
Astra (SEK)                                              4,266              66
 ................................................................................
Bristol-Myers Squibb                                     1,200              88
 ................................................................................
Eli Lilly                                                2,164             201
 ................................................................................
Gehe (DEM)                                               2,000             142
 ................................................................................
Glaxo Wellcome ADR                                       2,900             117
 ................................................................................
Johnson & Johnson                                        4,500             269
 ................................................................................
Merck                                                    2,600             234
 ................................................................................
Novartis (CHF)                                              80             108
 ................................................................................
Pfizer                                                   4,260             438
 ................................................................................
Pharmacia & Upjohn                                       6,160             213
 ................................................................................

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--------------------------------------------------------------------------------

                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands
Schering-Plough                                          2,100     $       191
 ................................................................................
SmithKline Beecham ADR                                   3,600             315
 ................................................................................
Takeda Chemical Industries (JPY)                         7,000             177
 ................................................................................
Warner-Lambert                                           1,400             141
 ................................................................................
                                                                         3,143
                                                                   .............
Health Care Services  0.5%

Altana AG (DEM)                                            120             110
 ................................................................................
PacifiCare Health Systems (Class B) *                    1,500             119
 ................................................................................
United HealthCare                                        1,800             102
 ................................................................................
                                                                           331
                                                                   .............
Miscellaneous Consumer Products  4.6%

Benetton Group (ITL)                                     5,000              70
 ................................................................................
Bridgestone (JPY)                                        7,000             158
 ................................................................................
Colgate-Palmolive                                        4,100             254
 ................................................................................
CUC International *                                      4,750             109
 ................................................................................
Grand Metropolitan ADR                                   2,800             105
 ................................................................................
Jones Apparel Group *                                    1,800              84
 ................................................................................
Kuraray (JPY)                                           12,000             115
 ................................................................................
Lion Nathan (NZD)                                       30,000              79
 ................................................................................
Mattel                                                   5,100             152
 ................................................................................
Newell                                                   3,100             119
 ................................................................................
NIKE                                                       700              40
 ................................................................................
Philip Morris                                           12,750             561
 ................................................................................
Procter & Gamble                                         1,300             179
 ................................................................................
Richfood Holdings                                        4,500             104
 ................................................................................
Service Corp.                                            3,800             134
 ................................................................................
Stanley Works                                            3,400             139
 ................................................................................
Tambrands                                                4,640             224
 ................................................................................
Unilever N.V. ADR                                          800             155
 ................................................................................
UST                                                     12,300             351
 ................................................................................
                                                                         3,132
                                                                   .............
Total Consumer Nondurables                                              10,546
                                                                   .............

CONSUMER SERVICES  7.6%

General Merchandisers  1.6%

Dayton Hudson                                            3,000             144
 ................................................................................
Marui (JPY)                                              4,000              74
 ................................................................................

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--------------------------------------------------------------------------------

                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands
Pinault Printemps (FRF)                                    350     $       147
 ................................................................................
Tesco (GBP)                                             20,160             124
 ................................................................................
TJX                                                      2,200             106
 ................................................................................
Wal-Mart                                                 8,600             256
 ................................................................................
Warnaco Group (Class A)                                  7,000             229
 ................................................................................
                                                                         1,080
                                                                   .............
Specialty Merchandisers  2.2%

American Stores                                          2,200             100
 ................................................................................
Christian Dior (FRF)                                       700             110
 ................................................................................
Circuit City Stores                                        900              36
 ................................................................................
CVS *                                                    3,006             144
 ................................................................................
Federated Department Stores *                            4,600             170
 ................................................................................
General Nutrition *                                      5,900             136
 ................................................................................
Home Depot                                               1,900             120
 ................................................................................
Kohl's *                                                 3,000             162
 ................................................................................
McKesson                                                   300              23
 ................................................................................
Safeway *                                                3,500             157
 ................................................................................
The Gap                                                  1,300              44
 ................................................................................
Toys "R" Us *                                           10,000             311
 ................................................................................
                                                                         1,513
                                                                   .............
Entertainment and Leisure  2.4%

Boston Chicken *                                         2,200              40
 ................................................................................
Carnival (Class A)                                       3,700             141
 ................................................................................
Disney                                                   3,200             262
 ................................................................................
Hutchison Whampoa (HKD)                                 39,000             325
 ................................................................................
ITT *                                                    4,500             268
 ................................................................................
McDonald's                                               3,300             166
 ................................................................................
Reader's Digest (Class B)                               15,040             387
 ................................................................................
Sharp (JPY)                                              4,000              51
 ................................................................................
                                                                         1,640
                                                                   .............
Media and Communications  1.4%

Elsevier (NLG)                                           4,000              68
 ................................................................................
R. R. Donnelley                                          6,500             241
 ................................................................................
Time Warner                                              3,400             158
 ................................................................................
Tribune                                                  3,200             138
 ................................................................................
U S WEST Media *                                         7,400             147
 ................................................................................
Vodafone ADR                                             3,700             165
 ................................................................................
                                                                           917
                                                                   .............
Total Consumer Services                                                  5,150
                                                                   .............


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--------------------------------------------------------------------------------


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
CONSUMER CYCLICALS 3.9%

Automobiles and Related 0.8%

Cycle & Carriage (SGD)                                    6,000   $         61
 ................................................................................
Honda ADR                                                 2,400            145
 ................................................................................
Lear *                                                      900             35
 ................................................................................
Lucasvarity ADR *                                         4,140            133
 ................................................................................
SPX                                                       2,300            137
 ................................................................................
                                                                           511
                                                                  ..............
Building and Real Estate 1.2%

Cheung Kong Holdings (HKD)                               29,000            297
 ................................................................................
City Developments (SGD)                                   5,000             46
 ................................................................................
DBS Land (SGD) *                                         15,000             52
 ................................................................................
Federal Realty Investment Trust, REIT                     8,000            209
 ................................................................................
Patriot American Hospitality, REIT                        2,600             56
 ................................................................................
Simon DeBartolo Group, REIT                               5,440            165
 ................................................................................
                                                                           825
                                                                  ..............
Miscellaneous Consumer Durables 1.9%

Corning                                                  11,900            600
 ................................................................................
Eastman Kodak                                             2,400            199
 ................................................................................
Masco                                                     2,400             93
 ................................................................................
Oce Van Der Grinten NV (NLG)                                500             65
 ................................................................................
Ricoh (JPY)                                               8,000            105
 ................................................................................
Whirlpool                                                 5,000            249
 ................................................................................
                                                                         1,311
                                                                  ..............
Total Consumer Cyclicals                                                 2,647
                                                                  ..............
TECHNOLOGY 4.9%

Electronic Components 1.0%

Altera *                                                  1,800             96
 ................................................................................
Intel                                                     1,600            242
 ................................................................................
Linear Technology                                         1,400             70
 ................................................................................
Maxim Integrated Products *                               2,300            124
 ................................................................................
Motorola                                                  1,200             80
 ................................................................................
Xilinx *                                                  1,800             96
 ................................................................................
                                                                           708
                                                                  ..............
Electronic Systems 0.9%

ADT *                                                     4,700            137
 ................................................................................
Hewlett-Packard                                           1,700             88
 ................................................................................


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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Honeywell                                                 3,150   $        229
 ................................................................................
Nokia ADR                                                 1,900            125
 ................................................................................
                                                                           579
                                                                  ..............
Information Processing 1.0%

COMPAQ Computer *                                         1,300            141
 ................................................................................
Dell Computer *                                             500             56
 ................................................................................
Hitachi ADR                                               1,100            119
 ................................................................................
IBM                                                       3,860            334
 ................................................................................
                                                                           650
                                                                  ..............
Telecommunications Equipment 1.1%

Cisco Systems *                                           2,900            196
 ................................................................................
LM Ericsson (Class B) ADR                                 3,400            122
 ................................................................................
Lucent Technologies                                         800             51
 ................................................................................
MCI                                                       2,800            108
 ................................................................................
Telecomunicacoes Brasileiras ADR                          1,400            192
 ................................................................................
Tellabs *                                                   800             40
 ................................................................................
World Com                                                 2,200             65
 ................................................................................
                                                                           774
                                                                  ..............
Aerospace and Defense 0.9%

AlliedSignal                                              4,240            325
 ................................................................................
Boeing                                                    1,400            147
 ................................................................................
Lockheed Martin                                           1,500            141
 ................................................................................
                                                                           613
                                                                  ..............
Total Technology                                                         3,324
                                                                  ..............
CAPITAL EQUIPMENT 3.3%

Electrical Equipment 2.3%

ABB AG (CHF)                                                100            137
 ................................................................................
Canon (JPY)                                               4,000            101
 ................................................................................
Emerson Electric                                          2,200            119
 ................................................................................
GE                                                        8,600            519
 ................................................................................
Hubbell (Class B)                                         3,800            173
 ................................................................................
Matsushita Electric Works (JPY)                           6,000             66
 ................................................................................
Mitsubishi Electric (JPY)                                13,000             74
 ................................................................................
Siemens (DEM)                                             1,500             85
 ................................................................................
Tomkins ADR                                               5,000             91
 ................................................................................
Tyco International                                        2,600            165
 ................................................................................
                                                                         1,530
                                                                  ..............


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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Machinery  1.0%

Danaher                                                   4,300   $        209
 ................................................................................
GKN (GBP)                                                 5,500             95
 ................................................................................
Man (DEM)                                                   300             86
 ................................................................................
S I G Schweis (CHF)                                          30             90
 ................................................................................
Teleflex                                                  3,300            203
 ................................................................................
Valmet (FIM)                                              2,000             36
 ................................................................................
                                                                           719
                                                                  ..............
Total Capital Equipment                                                  2,249
                                                                  ..............

BUSINESS SERVICES AND
TRANSPORTATION 6.2%

Computer Service and Software 2.9%

Ascend Communications *                                   1,700             95
 ................................................................................
Automatic Data Processing                                 3,700            182
 ................................................................................
BMC Software *                                            4,500            243
 ................................................................................
Electronic Data Systems                                  12,700            475
 ................................................................................
First Data                                                6,670            267
 ................................................................................
Microsoft *                                               1,200            149
 ................................................................................
National Data                                             2,400            105
 ................................................................................
Oracle *                                                  2,300            107
 ................................................................................
Parametric Technology *                                   1,300             58
 ................................................................................
Reynolds & Reynolds                                       3,700             86
 ................................................................................
SunGard Data Systems *                                    2,800            120
 ................................................................................
Synopsys *                                                1,900             71
 ................................................................................
                                                                         1,958
                                                                  ..............
Distribution Services  0.1%

Ikon Office Solutions                                     3,100             90
 ................................................................................
                                                                            90
                                                                  ..............
Environmental  0.1%

USA Waste Services *                                      2,300             83
 ................................................................................
                                                                            83
                                                                  ..............
Transportation Services  0.2%

Mitsubishi Heavy Industries (JPY)                        12,000             86
 ................................................................................
United Engineers (MYR)                                    5,000             41
 ................................................................................
                                                                           127
                                                                  ..............

Miscellaneous Business Services  1.2%

BAA (GBP)                                                10,000             87
 ................................................................................
Corporate Express *                                       4,500             63
 ................................................................................

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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Omnicom                                                     700   $         41
 ................................................................................
Sime Darby (MYR)                                         19,000             62
 ................................................................................
Wallace Computer Services                                 1,800             50
 ................................................................................
Waste Management                                         15,560            494
 ................................................................................
                                                                           797
                                                                  ..............
Airlines  1.5%

AMR *                                                     1,840            183
 ................................................................................
Delta                                                     7,600            712
 ................................................................................
KLM (NLG)                                                 2,000             58
 ................................................................................
Singapore Airlines (SGD)                                  6,000             51
 ................................................................................
                                                                         1,004
                                                                  ..............
Railroads 0.2%

Burlington Northern Santa Fe                              1,300            108
 ................................................................................
                                                                           108
                                                                  ..............
Total Business Services and Transportation                               4,167
                                                                  ..............
ENERGY  4.5%

Energy Services  1.1%

BJ Services *                                             1,800            100
 ................................................................................
Camco International                                       1,400             72
 ................................................................................
Cooper Cameron *                                          1,800            147
 ................................................................................
ELF Aquitaine ADR                                         1,400             73
 ................................................................................
Halliburton                                               2,000            155
 ................................................................................
Schlumberger                                              1,330            158
 ................................................................................
Total ADR                                                   700             32
 ................................................................................
                                                                           737
                                                                  ..............
Exploration and Production 0.1%

Santos (AUD)                                             18,000             74
 ................................................................................
                                                                            74
                                                                  ..............
Integrated Petroleum - Domestic 1.6%

Atlantic Richfield                                        2,300            335
 ................................................................................
British Petroleum ADR                                     3,240            469
 ................................................................................
Unocal                                                    1,300             55
 ................................................................................
USX-Marathon                                              8,400            250
 ................................................................................
                                                                         1,109
                                                                  ..............
Integrated Petroleum - International 1.7%

ENI S.P.A. ADR                                            2,000            101
 ................................................................................
Exxon                                                     1,660             98
 ................................................................................



12
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--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Mobil                                                     2,400   $        336
 ................................................................................
Repsol ADR                                                1,800             76
 ................................................................................
Royal Dutch Petroleum ADR                                   700            137
 ................................................................................
Shell Transport & Trading ADR                             1,200            143
 ................................................................................
Texaco                                                    2,000            218
 ................................................................................
                                                                         1,109
                                                                  ..............
Total Energy                                                             3,029
                                                                  ..............
PROCESS INDUSTRIES  6.0%

Diversified Chemicals  1.6%

Dow Chemical                                              7,900            658
 ................................................................................
DuPont                                                    2,000            218
 ................................................................................
Hercules                                                  2,800            131
 ................................................................................
Monsanto                                                  1,700             75
 ................................................................................
                                                                         1,082
                                                                  ..............

Specialty Chemicals  2.8%

3M                                                        1,100            101
 ................................................................................
A. Schulman                                               9,900            219
 ................................................................................
Akzo Nobel (NLG)                                            500             66
 ................................................................................
Akzo Nobel ADR                                              400             27
 ................................................................................
BASF (DEM)                                                3,200            118
 ................................................................................
Bayer AG (DEM) *                                          2,900            113
 ................................................................................
Great Lakes Chemical                                     13,740            672
 ................................................................................
Morton International                                      1,300             42
 ................................................................................
Pall                                                     15,000            354
 ................................................................................
Sumitomo Chemicals (JPY)                                 11,000             46
 ................................................................................
Technip (FRF)                                             1,400            144
 ................................................................................
                                                                         1,902
                                                                  ..............
Paper and Paper Products 1.0%

Dai Nippon Printing (JPY)                                 4,000             80
 ................................................................................
James River                                               6,000            211
 ................................................................................
Kimberly-Clark                                            7,200            361
 ................................................................................
                                                                           652
                                                                  ..............
Forest Products  0.3%

Georgia-Pacific                                             800             71
 ................................................................................
International Paper                                       3,000            144
 ................................................................................
                                                                           215
                                                                  ..............

13
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--------------------------------------------------------------------------------



                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands
Building and Construction  0.3%
Blue Circle Industries (GBP)                            24,000     $       165
 ................................................................................
                                                                           165
                                                                   .............
Total Process Industries                                                 4,016
                                                                   .............

BASIC MATERIALS 1.6%

Metals 0.9%

Alcoa                                                    1,000              74
 ................................................................................
Nucor                                                    2,000             118
 ................................................................................
Reynolds Metals                                          5,000             339
 ................................................................................
Rustenburg Platinum (ZAR)                                6,000              98
 ................................................................................
                                                                           629
                                                                   .............
Mining 0.4%

CRA Limited (AUD)                                        3,000              49
 ................................................................................
LONRHO (GBP)                                            42,900              95
 ................................................................................
Newmont Mining                                           3,200             126
 ................................................................................
                                                                           270
                                                                   .............
Miscellaneous Materials 0.3%

Crown Cork & Seal                                        2,600             152
 ................................................................................
Malayan Cement (MYR)                                    33,750              56
 ................................................................................
                                                                           208
                                                                   .............
Total Basic Materials                                                    1,107
                                                                   .............

MISCELLANEOUS 3.1%

Other Miscellaneous  3.0%

SPDR Trust                                              23,700           2,020
 ................................................................................
                                                                         2,020
                                                                   .............
Conglomerates 0.1%

Orkla (Class A) (NOK)                                      500              43
 ................................................................................
                                                                            43
                                                                   .............
Total Miscellaneous                                                      2,063
                                                                   .............
Total Common Stocks (Cost $43,864)                                      52,059
                                                                   .............

Corporate Bonds 11.7%

Agricultural Minerals and Chemicals, Sr. Notes
         10.75%, 9/30/03                         $      50,000              53
 ................................................................................
Agrium, 7.00%, 2/1/04                                  400,000             395
 ................................................................................

14
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--------------------------------------------------------------------------------



                                                                Shares/Par           Value
--------------------------------------------------------------------------------------------
                                                                              In thousands
Ahmanson, H.F., Sub. Notes, 7.875%, 9/1/04                  $      100,000  $          103
 ............................................................................................
Airplane Pass Through Trust, 10.875%, 3/15/19                       70,000              78
 ............................................................................................
Allied Waste North America, Sr. Sub. Notes, (144a)
         10.25%, 12/1/06                                            50,000              53
 ............................................................................................
AMC Entertainment, Sr. Sub. Notes, (144a)
         9.50%, 3/15/09                                             50,000              51
 ............................................................................................
American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06               25,000              26
 ............................................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05                    50,000              52
 ............................................................................................
American Standard, Deb., 9.25%, 12/1/16                             50,000              52
 ............................................................................................
Amerigas Partners L.P., Sr. Notes, 10.125%, 4/15/07                 50,000              52
 ............................................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                                   10,000              11
 ............................................................................................
Associates Corporation, Sr. Notes, 5.25%, 3/30/00                   15,000              14
 ............................................................................................
B. F. Saul, REIT, Sr. Secured Notes, 11.625%, 4/1/02               150,000             160
 ............................................................................................
Bank Nova Scotia, Sub. Notes, 6.25%, 9/15/08                        15,000              14
 ............................................................................................
BE Aerospace, Sr. Sub. Notes, 9.875%, 2/1/06                        50,000              52
 ............................................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                                 330,000             306
 ............................................................................................
Building Material Corporation of America, Sr. Disc. Notes
         STEP, Zero Coupon, 7/1/04                                  50,000              45
 ............................................................................................
BWAY, Sr. Sub. Notes, (144a), 10.25%, 4/15/07                       50,000              53
 ............................................................................................
Chancellor Radio Broadcasting, Sr. Sub. Notes
         9.375%, 10/1/04                                            50,000              51
 ............................................................................................
Chief Auto Parts, Sr. Notes, 10.50%, 5/15/05                        50,000              51
 ............................................................................................
Coinmach, Sr. Notes, 11.75%, 11/15/05                               50,000              55
 ............................................................................................
Communications & Power Industries, Sr. Sub. Notes
         12.00%, 8/1/05                                             50,000              55
 ............................................................................................
Consolidated Cigar, Sr. Sub. Notes, 10.50%, 3/1/03                  50,000              53
 ............................................................................................
Container Corporation of America, Gtd., 10.75%, 5/1/02              25,000              27
 ............................................................................................
Continental Bank, Sub. Notes, 12.50%, 4/1/01                        48,000              57
 ............................................................................................
Cyprus Amax Minerals, 6.625%, 10/15/05                             100,000              95
 ............................................................................................
Daimler-Benz Auto Grantor Trust, 3.90%, 10/15/98                     3,148               3
 ............................................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                        50,000              52
 ............................................................................................
Delta Air Lines, MTN, 8.625%, 6/15/04                               90,000              96
 ............................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                          50,000              53
 ............................................................................................
Dominion Textile USA, Gtd. Sr. Notes, 9.25%, 4/1/06                 50,000              52
 ............................................................................................
Dr Pepper Bottling, Sr. Disc. Notes, STEP
         Zero Coupon, 2/15/03                                       50,000              49
 ............................................................................................
Dyncorp, Sr. Sub. Notes, (144a), 9.50%, 3/1/07                      50,000              50
 ............................................................................................
Energy Corporation of America, Sr. Sub. Notes, (144a)
         9.50%, 5/15/07                                             50,000              50
 ............................................................................................

15
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--------------------------------------------------------------------------------



                                                                Shares/Par           Value
--------------------------------------------------------------------------------------------
                                                                              In thousands
Enhance Financial Services, Deb., 6.75%, 3/1/03             $      300,000  $          291
 ............................................................................................
Fairchild Semiconductor, Sr. Sub. Notes, (144a)
         10.125%, 3/15/07                                           50,000              53
 ............................................................................................
Fairfax Financial Holdings, 8.25%, 10/1/15                         250,000             253
 ............................................................................................
First Federal Financial, 11.75%, 10/1/04                            50,000              54
 ............................................................................................
First USA Bank, Sr. Notes, 5.85%, 2/22/01                          300,000             289
 ............................................................................................
FrontierVision Operating Partners, Sr. Sub. Notes
         11.00%, 10/15/06                                           50,000              52
 ............................................................................................
Grand Casinos, 1st Mtg. Notes, 10.125%, 12/1/03                     50,000              52
 ............................................................................................
HMC Acquisition Properties, Sr. Notes, 9.00%, 12/15/07              50,000              51
 ............................................................................................
Host Marriott Travel Plazas, Sr. Notes, 9.50%, 5/15/05              50,000              52
 ............................................................................................
Imed, Sr. Sub. Notes, (144a), 9.75%, 12/1/06                        65,000              66
 ............................................................................................
International Knife & Saw, Sr. Sub. Notes
         11.375%, 11/15/06                                          25,000              26
 ............................................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06                   50,000              52
 ............................................................................................
Jersey Central Power & Light, 1st Mtg. Notes
         7.125%, 10/1/04                                           150,000             147
 ............................................................................................
Jordan Industries, Sr. Notes, 10.375%, 8/1/03                       50,000              50
 ............................................................................................
K & F Industries, Sr. Sub. Notes, 10.375%, 9/1/04                   25,000              26
 ............................................................................................
Lockheed Martin, Gtd. Notes, 6.55%, 5/15/99                        200,000             200
 ............................................................................................
Loomis, Fargo & Co., Sr. Sub. Notes, (144a)
         10.00%, 1/15/04                                            50,000              52
 ............................................................................................
Marcus Cable, Sr. Sub. Gtd. Disc. Notes, STEP
         Zero Coupon, 8/1/04                                        50,000              43
 ............................................................................................
Maxxam Group Holdings, Sr. Secured Notes
         12.00%, 8/1/03                                             50,000              52
 ............................................................................................
Mettler Toledo, Gtd. Sr. Sub. Notes, 9.75%, 10/1/06                 50,000              52
 ............................................................................................
Northrop Grumman, 7.00%, 3/1/06                                    100,000              97
 ............................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                      25,000              27
 ............................................................................................
Owens-Illinois, Sr. Sub. Notes, 10.50%, 6/15/02                     50,000              53
 ............................................................................................
Pacific Mutual Life, (144a), 7.90%, 12/30/23                       500,000             494
 ............................................................................................
Paine Webber Group, 8.25%, 5/1/02                                  100,000             104
 ............................................................................................
Parker & Parsley Petroleum, Sr. Notes, 8.875%, 4/15/05             100,000             108
 ............................................................................................
Pillowtex, Gtd. Sr. Sub. Notes, 10.00%, 11/15/06                    50,000              53
 ............................................................................................
Plastic Containers, Sr. Secured Notes, (144a)
         10.00%, 12/15/06                                           50,000              52
 ............................................................................................
PMI Acquisition, Sr. Sub. Notes, 10.25%, 9/1/03                     25,000              26
 ............................................................................................

16
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--------------------------------------------------------------------------------



                                                                Shares/Par           Value
--------------------------------------------------------------------------------------------
                                                                              In thousands
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07         $       50,000  $           52
 ............................................................................................
Principal Mutual, (144a), 8.00%, 3/1/44                            190,000             185
 ............................................................................................
Quest Diagnostic, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06             50,000              53
 ............................................................................................
Revlon Consumer Products, Sr. Sub. Notes
         10.50%, 2/15/03                                            50,000              53
 ............................................................................................
Rio Hotel & Casino, Sr. Sub. Notes, 9.50%, 4/15/07                  50,000              51
 ............................................................................................
Rogers Cablesystems, Sr. Secured 2nd Priority Notes
         10.00%, 3/15/05                                            50,000              54
 ............................................................................................
Rouse, 8.50%, 1/15/03                                               15,000              15
 ............................................................................................
Rowan Companies, Sr. Notes, 11.875%, 12/1/01                        38,000              41
 ............................................................................................
Safelite Glass, Sr. Sub. Notes, (144a), 9.875%, 12/15/06            50,000              53
 ............................................................................................
Scotland International Finance, Sub. Notes, (144a)
         6.50%, 2/15/11                                            100,000              91
 ............................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03                        15,000              15
 ............................................................................................
Silgan, Sr. Sub. Notes, 11.75%, 6/15/02                             50,000              53
 ............................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP
         Zero Coupon, 6/15/05                                       50,000              51
 ............................................................................................
Synthetic Industries, Sr. Sub. Notes, (144a)
         9.25%, 2/15/07                                             50,000              51
 ............................................................................................
Tele-Communications, Deb., 8.75%, 2/15/23                          200,000             194
 ............................................................................................
TeleWest, Sr. Disc. Deb., STEP
         Zero Coupon, 10/1/07                                       50,000              35
 ............................................................................................
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07                   50,000              51
 ............................................................................................
Tenneco, 8.20%, 11/15/99                                            15,000              15
 ............................................................................................
Texas Utilities, 1st Mtg. Bonds,
         7.375%, 10/1/25                                           100,000              93
 ............................................................................................
         7.875%, 4/1/24                                            100,000              97
 ............................................................................................
Texas-New Mexico Power, Deb., 12.50%, 1/15/99                       50,000              54
 ............................................................................................
TLC Beatrice International Holdings, Sr. Secured Notes
         11.50%, 10/1/05                                            50,000              56
 ............................................................................................
Tokheim, Sr. Sub. Notes, 11.50%, 8/1/06                             50,000              54
 ............................................................................................
Trump Atlantic City Associates, 1st Mtg. Notes
         11.25%, 5/1/06                                             50,000              49
 ............................................................................................
United Artists Theatre Circuit, PTC, 9.30%, 7/1/15                  49,157              48
 ............................................................................................
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                           50,000              53
 ............................................................................................
USF&G Capital II, Gtd. Notes, 8.47%, 1/10/27                       500,000             494
 ............................................................................................
USG, Sr. Notes, 8.50%, 8/1/05                                       50,000              51
 ............................................................................................

17

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--------------------------------------------------------------------------------



                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands
Wal-Mart Stores, Deb., 7.25%, 6/1/13             $     280,000     $       277
 ................................................................................
Westpoint Stevens, Sr. Sub. Deb. Notes,
         9.375%, 12/15/05                               50,000              52
 ................................................................................
Windy Hill Pet Food, Sr. Sub. Notes, (144a)
         9.75%, 5/15/07                                 50,000              51
 ................................................................................
Total Corporate Bonds (Cost $7,872)                                      7,888
                                                                   .............

Foreign Government Obligations/
Agencies  1.9%

European Investment Bank
         3.00%, 9/20/06                       JPY   34,000,000             300
 ................................................................................
         4.625%, 2/26/03                      JPY   10,000,000              97
 ................................................................................
Federal Republic of Germany
         6.00%, 7/4/07                        DEM      280,000             164
 ................................................................................
         6.50%, 7/15/03                       DEM       30,000              19
 ................................................................................
         8.375%, 5/21/01                      DEM       80,000              53
 ................................................................................
         8.50%, 8/21/00                       DEM       23,000              15
 ................................................................................
Government of Canada
         6.50%, 6/1/04                        CAD        3,000               2
 ................................................................................
         8.50%, 4/1/02                        CAD      111,000              89
 ................................................................................
         9.75%, 6/1/21                        CAD        5,000               5
 ................................................................................
Government of France
         5.50%, 4/25/07                       FRF      972,000             164
 ................................................................................
         8.25%, 2/27/04                       FRF      142,000              29
 ................................................................................
         8.50%, 11/25/02                      FRF      264,000              53
 ................................................................................
Government of Japan, 4.50%, 6/20/03 +         JPY    8,400,000              80
 ................................................................................
Int'l Bank for Reconstruction & Development
         6.75%, 3/15/00                       JPY    1,000,000              10
 ................................................................................
Kingdom of Belgium, 7.25%, 4/29/04            BEF      300,000               9
 ................................................................................
Kingdom of Spain, 8.00%, 5/30/04              ESP    1,500,000              11
 ................................................................................
Kingdom of Sweden, 6.00%, 2/9/05              SEK      100,000              12
 ................................................................................
Republic of Italy,  8.50%, 8/1/04             ITL   45,000,000              28
 ................................................................................
United Kingdom Treasury
         7.50%, 12/7/06                       GBP       55,000              92
 ................................................................................
         8.00%, 6/10/03                       GBP       17,000              29
 ................................................................................
         9.00%, 3/3/00                        GBP        8,000              14
 ................................................................................
Total Foreign Government Obligations/Agencies (Cost $1,287)              1,275
                                                                   .............

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--------------------------------------------------------------------------------


                                                           Shares/Par    Value
--------------------------------------------------------------------------------
                                                                  In thousands


U.S. Government Mortgage-Backed
Securities  4.9%
Federal National Mortgage Assn.
     6.50%, 1/1/26                                         $  192,248   $  183
 ................................................................................
Government National Mortgage Assn., I
     6.00%, 5/15/26                                           300,485      277
     ...........................................................................
     6.50%, 12/15/23 - 3/15/26                                532,351      506
     ...........................................................................
     7.00%, 8/15/23 - 3/15/27                               1,543,058    1,502
     ...........................................................................
     7.50%, 10/15/22 - 1/15/26                                455,194      455
     ...........................................................................
     8.00%, 1/15/22 - 9/15/24                                 332,346      341
 ................................................................................
Government National Mortgage Assn. II, 8.00%, 10/20/25         44,474       45
 ................................................................................
Total U.S. Government Mortgage-Backed Securities (Cost $3,291)           3,309
                                                                        ........

U.S. Government Obligations/
Agencies  2.1%

Cooperative Utility Trust
     9.50%, 2/15/17                                           500,000      534
 ................................................................................
Tennessee Valley Authority
     5.98%, 4/1/36                                            350,000      351
     ...........................................................................
     6.235%, 7/15/45                                          500,000      495
     ...........................................................................
     7.25%, 7/15/43                                            70,000       65
 ................................................................................
Total U.S. Government Obligations/Agencies (Cost $1,466)                 1,445
                                                                        ........

Short-Term Investments  1.9%

Commercial Paper  1.9%

Investments in Commercial Paper through a Joint Account,
     5.60 - 5.69%, 6/2/97                                     329,199      329
 ................................................................................
Preferred Receivables Funding, 5.55%, 6/12/97               1,000,000      998
 ................................................................................
Total Short-Term Investments (Cost $1,327)                               1,327
                                                                        ........

19


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--------------------------------------------------------------------------------


                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Total Investments in Securities
99.6% of Net Assets (Cost $59,107)                                  $   67,303

Other Assets Less Liabilities                                              249
                                                                    ...........

NET ASSETS                                                          $   67,552
                                                                    -----------

Net Assets Consist of:
Accumulated net investment income - net of distributions            $      444
Accumulated net realized gain/loss - net of distributions                  312
Net unrealized gain (loss)                                               8,195
Paid-in-capital applicable to 4,445,523 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized        58,601
                                                                    ...........

NET ASSETS                                                          $   67,552
                                                                    -----------

NET ASSET VALUE PER SHARE                                           $    15.20
                                                                    -----------




   *  Non-income producing
   + Securities contain some restrictions as to public resale--total of such securities at year-end amounts to 0.12% of net assets.
 MTN  Medium term note
 PTC  Pass-through Certificate
REIT  Real Estate Investment Trust
STEP  Stepped Coupon Bond
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to 2.08% of net assets.
 AUD  Australian dollar
 BEF  Belgian franc
 CAD  Canadian dollar
 CHF  Swiss franc
 DEM  German deutschemark
 DKK  Danish krone
 ESP  Spanish peseta
 FIM  Finnish mark
 FRF  French franc
 GBP  British sterling
 HKD  Hong Kong dollar
 ITL  Italian lira
 JPY  Japanese yen
 MYR  Malaysian ringgit
 NLG  Dutch guilder
 NOK  Norwegian krone
 NZD  New Zealand dollar
 SEK  Swedish krona
 SGD  Singapore dollar
 ZAR  South African rand
   L  Local registered shares

The accompanying notes are an integral part of these financial statements.

20
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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------

-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                          Year
                                                                         Ended
                                                                       5/31/97
Investment Income
Income
 Interest                                                            $     746
 Dividend                                                                  669
 Other                                                                      17
                                                                     ...........
 Total income                                                            1,432
                                                                     ...........
Expenses
 Shareholder servicing                                                     169
 Custody and accounting                                                    122
 Investment management                                                      92
 Registration                                                               37
 Legal and audit                                                            18
 Prospectus and shareholder reports                                         17
 Directors                                                                   6
 Miscellaneous                                                              11
                                                                     ...........
 Total expenses                                                            472
                                                                     ...........
Net investment income                                                      960
                                                                     ...........
Realized and Unrealized Gain (Loss)

Net realized gain (loss)
 Securities                                                              2,087
 Foreign currency transactions                                              (4)
                                                                     ...........
 Net realized gain (loss)                                                2,083
                                                                     ...........
Change in net unrealized gain or loss
 on securities                                                           5,188
                                                                     ...........
Net realized and unrealized gain (loss)                                  7,271
                                                                     ...........
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   8,231
                                                                     ...........

The accompanying notes are an integral part of these financial statements.

21


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--------------------------------------------------------------------------------

----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                            Year           Year
                                                           Ended          Ended
                                                         5/31/97        5/31/96
Increase (Decrease) in Net Assets
Operations
 Net investment income                                $      960      $     373
 Net realized gain (loss)                                  2,083            738
 Change in net unrealized
 gain or loss                                              5,188          2,015
                                                      ..........................
 Increase (decrease) in
 net assets from operations                                8,231          3,126
                                                      ..........................
Distributions to shareholders
 Net investment income                                      (656)          (330)
 Net realized gain                                        (2,434)           (86)
                                                      ..........................
 Decrease in net assets
 from distributions                                       (3,090)          (416)
                                                      ..........................
Capital share transactions *
 Shares sold                                              43,489         14,369
 Distributions reinvested                                  3,043            411
 Shares redeemed                                          (9,075)        (3,374)
                                                      ..........................
 Increase (decrease) in
 net assets from capital
 share transactions                                       37,457         11,406
                                                      ..........................
Net equalization                                               -             90
                                                      ..........................
Net Assets
Increase (decrease)
during period                                             42,598         14,206
Beginning of period                                       24,954         10,748
                                                      ..........................
End of period                                         $   67,552      $  24,954
                                                      --------------------------
*Share information
 Shares sold                                               3,043          1,116
 Distributions reinvested                                    215             32
 Shares redeeemed                                           (635)          (264)
                                                      ..........................
 Increase (decrease)
 in shares outstanding                                     2,623            884


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------
                                                                  May 31, 1997

-----------------------------
Notes to Financial Statements
-----------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the Income Fund), the Personal Strategy Balanced Fund (the Balanced Fund), and the Personal Strategy Growth Fund (the Growth Fund), diversified, open-end management investment companies, are three of the portfolios established by the corporation and commenced operations on July 29, 1994.

Valuation Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

For purposes of determining each fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------


Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective January 1, 1997, the Growth Fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change. The Income and Balanced Funds follow the practice of equalization, under which undistributed net investment income per share is unaffected by fund shares sold or redeemed.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At May 31, 1997, each fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Commercial Paper Joint Account Each fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy each fund's criteria as to quality, yield, and liquidity.

Securities Lending Each fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------


secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At May 31, 1997, the value of securities on loan by the Income Fund was $3,965,000, by the Balanced Fund was $12,028,000, and by the Growth Fund was $4,561,000. Although the risk is mitigated by the collateral, each fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

Other Purchases and sales of portfolio securities, other than short-term securities, for the year ended May 31, 1997, were as follows:


-----------------------------------------------------------------------
                                Income Fund  Balanced Fund Growth Fund

U.S. government securities
  Purchases                     $ 2,043,000  $ 11,426,000  $ 2,816,000
  Sales                             457,000       985,000       91,000
Other securities
  Purchases                      23,602,000   140,518,000   48,060,000
  Sales                          13,162,000    84,327,000   16,317,000


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

In order for each fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 1997. The results of operations and net assets were not affected by the reclassifications.


--------------------------------------------------------------------------------
                                       Income Fund  Balanced Fund   Growth Fund

Undistributed net investment income    $   (18,000) $    (165,000)  $     8,000
Paid-in-capital                             18,000        165,000        (8,000)

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------


At May 31, 1997, the aggregate costs of investments for the Income, Balanced, and Growth Funds for federal income tax and financial reporting purposes were $40,289,000, $183,489,000, and $59,107,000, respectively. Net unrealized gain
(loss) on investments was as follows:


----------------------------------------------------------------------
                              Income Fund  Balanced Fund  Growth Fund

Appreciated investments       $ 4,036,000  $ 21,860,000   $ 9,278,000
Depreciated investments          (533,000)   (3,515,000)   (1,082,000)
                              ........................................
Net unrealized gain (loss)    $ 3,503,000  $ 18,345,000   $ 8,196,000
                              ----------------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $7,000, $96,000, and $20,000 were payable at May 31, 1997 by the Income, Balanced, and Growth Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets for the Income Fund, 0.25% of average daily net assets for the Balanced Fund, and 0.30% of average daily net assets for the Growth Fund, and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At May 31, 1997, and for the year then ended, the effective annual group fee rate was 0.33%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 1998, which would cause each fund's ratio of expenses to average net assets to exceed 0.95% for the Income Fund, 1.05% for the Balanced Fund, and 1.10% for the Growth Fund. Thereafter, through May 31, 2000, each fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.95%, 1.05%, and 1.10%, respectively. Pursuant to this agreement, $141,000, $62,000, and $177,000 of management fees were not accrued by the Income, Balanced, and Growth Funds, respectively for the year ended May 31, 1997. Pursuant to a previous agreement, $285,000, $191,000, and $325,000 of fees and expenses remain

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

subject to reimbursement through May 31, 1998 for the Income, Balanced, and Growth Funds, respectively.

In addition, each fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in each fund. The Income, Balanced, and Growth Funds incurred expenses pursuant to these related party agreements totaling approximately $157,000, $578,000, and $211,000, respectively, for the year ended May 31, 1997, of which $15,000, $52,000, and $21,000, respectively, were payable at period-end.

During the year ended May 31, 1997, the Income, Balanced, and Growth Funds, in the ordinary course of business, placed security purchase and sale orders aggregating $478,000, $3,611,000, and $1,474,000, respectively, with certain affiliates of the manager and paid commissions of $3,000, $20,000, and $9,000, respectively related thereto.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------


---------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of T. Rowe Price Personal Strategy Funds, Inc.

We have audited the accompanying statement of net assets of T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Personal Strategy Balanced Fund and
T. Rowe Price Personal Strategy Growth Fund (collectively the "Funds") as of May 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, referred to above present fairly, in all material respects, the financial position of T.Rowe Price Personal Strategy Income Fund, T. Rowe Price Personal Strategy Balanced Fund and T. Rowe Price Personal Strategy Growth Fund as of May 31, 1997, the results of their operations, the changes in their net assets and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Baltimore, Maryland
June 18, 1997

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

        By Phone Shareholder service representatives are available from 8 a.m. to 10 p.m. ET Monday through Friday and from 8:30 a.m. to 5 p.m. ET on weekends. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

        In Person Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. You can also drop off applications or obtain prospectuses and other literature at these centers.


AUTOMATED 24-HOUR SERVICES

        Tele*Access(R) Call 1-800-638-2587 to obtain information such as account balance, date and amount of your last transaction, latest dividend payment, fund prices, and yields. Additionally, you have the ability to request prospectuses, statements, and account and tax forms; to reorder checks; and to initiate purchase, redemption, and exchange orders for identically registered accounts.

        T. Rowe Price OnLine Through a personal computer via dial-up modem, you can replicate all the services available on Tele*Access plus conduct transactions in your Discount Brokerage and Variable Annuity accounts.


ACCOUNT SERVICES

        Checking Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield and Emerging Markets Bond Funds).

        Automatic Investing Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A $50 minimum makes it easy to get started.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------


        Automatic Withdrawal If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

        Dividend and Capital Gains Payment Options   Reinvest all or some of
        your distributions, or take them in cash. We give you maximum flexibility and convenience.


DISCOUNT BROKERAGE*

        Investments Available You can trade stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

        To Open an Account Call a shareholder service representative for more information.


INVESTMENT INFORMATION

        Combined Statement A comprehensive overview of your T. Rowe Price accounts is provided. The summary page gives you earnings by tax category, provides total portfolio value, and lists your investments by type--stock, bond, and money market. Detail pages itemize account transactions by fund.

        Shareholder Reports Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

        T. Rowe Price Report This is a quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

        Performance Update This quarterly report reviews recent market develop-ments and provides comprehensive performance information for every T. Rowe Price fund.

        Insights   This library of information includes reports on mutual fund tax issues, investment strategies, and financial markets.

        Detailed Investment Guides Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Retirees Financial Guide, and Retirement Planning Kit (also available on disk for PC use) can help you determine and reach your investment goals.


        *A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS
 ...........................

Domestic

Balanced
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Dividend Growth
Equity Income
Equity Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Science & Technology
Small-Cap Stock**
Small-Cap Value*
Spectrum Growth
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
 ...........................

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

 ...........................

International/Global

Global Government Bond
Emerging Markets Bond
International Bond

MONEY MARKET FUNDS
 ...........................

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
 ...........................

Personal Strategy Income
Personal Strategy Balanced
Personal Strategy Growth

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
 ...........................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


 *Closed to new investors.
**Formerly the OTC Fund.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607



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